INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
9.	INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB
Raw materials	80,712,251	239,284,316
Work-in-progress	92,719,649	103,161,011
Finished goods	354,530,478	369,583,888
Total	527,962,378	712,029,215

Write-down of the carrying amount of inventory to its estimated market value was RMB201,662,101, RMB332,337,477, and RMB163,728,488 for the years ended December 31, 2011, 2012 and 2013, respectively, and were recorded as cost of revenues in the consolidated statements of operations.

As of December 31, 2013, inventories with net book value of RMB206,433,314 are pledged as collateral for the Group's borrowings (Note 19).